As filed with the Securities and Exchange Commission on June 25, 2007
                                                      Registration No. 333-44723
                                                               File No. 811-9044
________________________________________________________________________________


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 14



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 25


                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                           (Exact Name of Registrant)



                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             One National Life Drive
                            Montpelier, Vermont 05604
                                 (802) 229-7410
                         _______________________________

                                  Kerry A. Jung
                                 Senior Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         _______________________________

                                    Copy to:
                              Stephen E. Roth, Esq.
                           Sutherland Asbill & Brennan
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2404
                         _______________________________

It is proposed that this filing will become effective:

 X     immediately upon filing pursuant to paragraph (b)
___
___    on May ___, 2007 pursuant to paragraph (b)
___    60 days after filing pursuant to paragraph (a)(1)
___    on (date) pursuant to paragraph (a)(1) of Rule 485
___    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


   Title of Securities Being Registered: Interests in a Survivorship Variable Universal Life Account under individual flexible premium variable universal life policies

                            Part C: OTHER INFORMATION


Item 26. Exhibits

     (a) Resolutions of the Board of Directors of National Life Insurance Company ("Depositor") authorizing establishment of National Variable Life Insurance Account ("Registrant") (1)
     (b)  Not applicable
     (c)     (1)  Form of Distribution Agreement between National Life Insurance
                  Company and Equity Services, Inc (9)
             (2)  Form of Selling Agreement (9)
     (d)  Contracts:
             (1)  Specimen Sentinel Estate Provider Policy Form (3)
             (2)  Rider for Guaranteed Death Benefit (3)
             (3)  Rider for Additional Protection Benefit (3)
             (4)  Rider for Policy Split Option (3)
             (5)  Rider for Estate Preservation (3)
             (6)  Rider for Annually Renewable Term (3)
             (7)  Rider for Continuing Coverage (3)
             (8)  Rider for Enhanced Death Benefit (3)
             (9)  Rider for Automatic Increase (3)
             (10) Endorsement to the Payment Options (9)
             (11) Overloan Protection Rider (12)
     (e)  Application (9)
             (1)  9212 Life Insurance Application (12)
     (f)  Corporate documents:
             (1)  National Life Insurance Company's Charter documents (9)
             (2)  National Life Insurance Company's By-laws (9)
     (g)  Reinsurance agreements
             (1) Automatic Modified-Coinsurance (Mod-Co) Reinsurance and Service Agreement, between National Life Insurance Company and xxx, effective as of September 1, 1998. (7)
             (2) Automatic and Facultative YRT Reinsurance Agreement - National Life Insurance Company and xxx, effective January 1, 2002 (6)
             (3) Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance Company and xxx, effective December 31, 1998 (6)
             (4) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement - National Life Insurance Company and xxx, effective January 1, 2002 (6)
             (5) Automatic Yearly Renewable Term Reinsurance Agreement - National Life Insurance Company and xxx, effective May 1,
                  1999 (6)
             (6) Reinsurance Agreement - National Life Insurance Company and xxx, effective April 1, 1993 (6)
             (7) Reinsurance Agreement - National Life Insurance Company and xxx, effective October 1, 1994 (6)
             (8) Automatic YRT Reinsurance Agreement - National Life Insurance Company and xxx, effective October 1,2005 (10)
             (9) Automatic/Facultative YRT Reinsurance Agreement - National Life Insurance Company and xxx, effective November 1,2005 (10)
             (10) Form of Mod Co Reinsurance Agreement between National Life and
                  xxx effective September 1, 2002 (12)
             (11) Form of Faculative Reinsurance Agreement between National Life and xxx effective July 22, 2002 (12)
             (11) Form of Amendment dated April 21, 2006 to the Reinsurance
                  Agreement dated October 1, 2005 (12)
     (h)  Participation Agreements:
             (1) Form of Shareholder Service Agreement - between National Life Insurance Company and American Century Investment Management, Inc. (3)
                  (a) Form of Amendment to Shareholder Services Agreement (7)
             (2) Form of Participation Agreement - National Life Insurance Company and Neuberger & Berman Advisers Managers Trust (3)
                  (a) Form of Amendment to Participation Agreement (7)
             (3) Form of Participation Agreement - National Life Insurance Company and J.P. Morgan Series Trust II (3)
                  (a) Amendment to the Participation Agreement effective
                  April 16, 2007 (12)

             (4) Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund,
                  Inc. (4)
                  (a) Form of Amendment to Participation Agreement (7)
                  (b) Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (12)
             (5) Form of Participation Agreement - Alger American Fund, National Life insurance Company and Fred Alger and Company (2)
                  (a) Amendment No. 2 to Participation Agreement- Alger American Fund, National Life Insurance Company dated November 18, 1998
             (6) Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services, Inc. (5)
             (7) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Life Insurance Company (7)
                  (a) Amendment to Participation Agreement dated May 18, 2007
             (8) Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (7)
             (9) Form of Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (7)
                  (a) Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (12)
             (10) Form of Participation Agreement among T. Rowe Price Equity
                  Services, Inc., T. Rowe Price Investment Services, Inc. and National Life Insurance Company (7)
             (11) Form of Participation Agreement - AIM Variable Insurance
                  Funds, A I M Distributors, Inc., National Life Insurance Company and Equity Services, Inc. (8)
             (12) Form of Participation Agreement - Wells Fargo Variable Trust,
                  Wells Fargo Funds Distributor, LLC and National Life Insurance Company (9)
     (i)     (1)  Administrative Services Agreement among National Life
                  Insurance Co. and AIM Advisors, INC. dated April 30, 2004
             (2)  Service Agreement among National Life Insurance Co. and Fred
                  Alger Management, Inc. as amended through June 1, 1997
             (3)  Shareholder Services Agreement as amended through May 19,
                  2004 among National Life Insurance Co. and American Century Investment Management
             (4) Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and Deutsche Asset Management, Inc. (13) & ( )
             (5) Administrative Services Agreement as amended through May 1, 2004 among National Life Insurance Co. and Dreyfus Corporation
             (6) Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2000
             (7) Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective April 30, 2004
             (8) Administrative Services Agreement among Franklin Templeton Services, LLC and National Life Insurance Co. dated May 1, 2004
             (9)  Administration Services Agreement as supplemented through
                  May 1, 2004 among National Life Insurance Co. and T. Rowe Price Investment Services, Inc.
             (10) Service Agreement as amended through October 1, 2001 among
                  National Life Insurance Co. and Neuberger Berman Management
                  Inc.
     (j)  Other Material Contracts:
             (1) Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007 (12)
             (2) Rule 22c-2 Agreement among Aim Investment Services, Inc. and National Life Insurance Company entered into March 16, 2007
                  (12)
             (3) Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006 (12)
             (4) Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16, 2007
                  (12)
             (5) Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company entered into April 16, 2007 (12)
             (6) Rule 22c-2 Agreement among Morgan Stanley Distribution Inc., and National Life Insurance Company entered into March 16, 2007 (12)
             (7) Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into October 1, 2006 (12)

             (8) Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16, 2007
                  (12)
             (9) Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16, 2006
                  (12)
     (k)  Opinion and Consent of Counsel (12)
     (l)  Actuarial Opinion and Consent (12)
     (m)  Calculation (12)
     (n)     (1) Consent of PricewaterhouseCoopers LLP, Auditors (12)
             (2) Consent of Sutherland Asbill & Brennan LLP (12)
     (o)  Not applicable
     (p)  Not applicable
     (q) Redeemability exemption: Memorandum describing issuance, transfer and redemption procedures (12)
     (r)  Powers of Attorney
             (a) Power of Attorney for Deborah G. Ellinger
             (b) Power of Attorney for Harris H. Simmons
             (c) Power of Attorney for V. Louise McCarren
             (d) Power of Attorney for David R. Coates
             (e) Power of Attorney for Roger B. Porter
             (f) Power of Attorney for Thomas H. MacLeay (9)
             (g) Power of Attorney for Bruce M. Lisman (9)
             (h) Power of Attorney for E. Miles Prentice, III (9)

(1) Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider-File No. 811-9044) filed on February 11, 1999.
(2) Incorporated herein by reference to Post Effective Amendment No. 1 to S-6 Registration Statement File No. 33-91938 for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.
(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sent. Estate Provider File No. 811-9044), filed April 16, 1998.
(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File # 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider File No. 811-9044) filed May 1, 2001.
(5) Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-91938) filed February 28, 2003.
(6) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
(7) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
(8) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
(9) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
(10) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider File No. 811-9044) filed May 1, 2006.
(11) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak File No. 33-91938) filed August 28, 2006.
(12) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider File No. 811-9044) filed May 1, 2007.
(13) Incorporated herein by reference to the Post- Effective Amendment No. 11 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Sentinel Benefit Provider File No. 811-9044) filed May 1, 2007.

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address*       Positions and Offices with Depositor
____________________________________       ____________________________________

Thomas H. MacLeay                          Chair (Director), President & CEO

David Coates                               Director
Coates Advisory Services
Watertower Hill
356 Mountainview Dr., Suite 400
Colchester, VT  05446

Deborah G. Ellinger                        Director
Old Mother Hubbard
285 Mill Road
Chelmsford, MA 01824-4105

Bruce Lisman                               Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY  10179

V. Louise McCarren                         Director
5736 East Immigration Canyon
Salt Lake City, UT 84108

Roger B. Porter                            Director
Center for Business & Government
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA  02138

E. Miles Prentice                          Director
Eaton & Van Winkle
3 Park Ave., 16th Floor
New York, NY  10016

Harris H. Simmons                          Director
Zions Bank
One South Main Street
Salt Lake City, Utah 84111

Mehran Assadi                              Executive Vice President
Michele S. Gatto                           Executive Vice President - Corporate
                                           Services & General Counsel
Christian W. Thwaites                      Executive Vice President
Thomas H. Brownell                         Senior Vice President & Chief
                                           Investment Officer
Don W. Cummings                            Senior Vice President - Finance
Gregory H. Doremus                         Senior Vice President - New Business
                                           & Customer Services
Kenneth R. Ehinger                         Senior Vice President - NL Financial
                                           Alliance
Ruth B. Smith                              Senior Vice President - Registered
                                           Product & Life Event Distribution
James K. McQueston                         Secretary & Assistant General Counsel
Robert E. Cotton                           Vice President & Treasurer
Ann T. Dehner                              Vice President - Marketing Operations
Matthew L. DeSantos                        Vice President -  Marketing &
                                           Business Development
Richard A. Horchler                        Vice President - Career System
Elizabeth H. MacGowan                      Vice President - Product Development
D. Russell Morgan                          Chief Compliance Officer - Separate
                                           Accounts
Craig A. Smith                             Vice President & Chief Actuary
Peter M. Weinbaum                          Marketing Development Vice President
Barbara B. Fitch                           Compliance Officer
*Unless otherwise indicated, the principal business address is National Life
 Drive, Montpelier, VT  05604.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company ("National Life") is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

     National Life owns 100% of LSW National Holdings, Inc., a Vermont corporation; LSW National Holdings Inc. owns 100% of Life Insurance Company of the Southwest, a Texas corporation.

     NLV Financial Corporation owns 100% of National Retirement Plan Advisors, a Vermont corporation, NL Group Statutory Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, and Sentinel Asset Management, Inc. ("SAMI"), a Vermont corporation.

     SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel Financial Services, Inc., a Delaware corporation.

     SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a Vermont general partnership.

     Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity Services of Nevada, Inc., a Nevada corporation.


Item 29. Indemnification

     The By-Laws of Depositor provide, in part in Article VI, as follows:

     7.1 Indemnification.

     (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this
Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

     (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition, the Depositor purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Depositor.


Item 30.   Principal Underwriter

     (a) Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Annuity Account II.

     (b) The following information is furnished with respect to the officers and directors of ESI:

_______________________________________________________________________________________________________________________________

 Name and Principal Business Address*     Positions and Offices with ESI                 Positions and Offices with Depositor
_______________________________________________________________________________________________________________________________

 Kenneth R. Ehinger                       President, Chief Executive Officer &Chair      Senior Vice President - NL Financial
                                          (Director)                                     Alliance
_______________________________________________________________________________________________________________________________

 Lance Reihl                              Chief Operating Officer                        None
_______________________________________________________________________________________________________________________________

 Stephen A. Englese                       Senior Vice President                          None
_______________________________________________________________________________________________________________________________

 Gregory D. Teese                         Vice President - Compliance & Chief            None
                                          Compliance Officer
_______________________________________________________________________________________________________________________________

 Isabelle Keiser                          Vice President                                 None
_______________________________________________________________________________________________________________________________

 James Canavan                            Assistant Vice President                       None
_______________________________________________________________________________________________________________________________

 Donald Messier                           Vice President-Finance                         Vice President - Finance & Strategy,
                                                                                         NL Financial Alliance
_______________________________________________________________________________________________________________________________

 Mark Viviano                             Vice President                                 None
_______________________________________________________________________________________________________________________________

 Robert E. Cotton                         Treasurer                                      Vice President & Treasurer
_______________________________________________________________________________________________________________________________

 Kerry A. Jung                            Counsel, Investment Advisory Services          Senior Counsel
_______________________________________________________________________________________________________________________________

 Ian A. McKenny                           Counsel, Broker-Dealer Services                Counsel
_______________________________________________________________________________________________________________________________

 James K. McQueston                       Secretary                                      Assistant General Counsel & Secretary
_______________________________________________________________________________________________________________________________

 Kathy M. Trussell                        Assistant Secretary                            Senior Paralegal & Assistant Secretary
_______________________________________________________________________________________________________________________________

 Thomas H. MacLeay                        Director                                       Chair (Director), President  & Chief
                                                                                         Executive Officer
_______________________________________________________________________________________________________________________________

 Claudia H. Brousseau                     Tax Officer                                    Tax Officer
_______________________________________________________________________________________________________________________________

 Frederick S. Campbell-Mohn               Tax Officer                                    Tax Officer
_______________________________________________________________________________________________________________________________

 Alfred J. Warburton                      Tax Officer                                    Vice President - Corporate Tax
_______________________________________________________________________________________________________________________________

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

     (c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:


____________________________________________________________________________________________________________

 Name of                  Net Underwriting      Compensation on     Brokerage            Other Compensation
 Principal                Discounts and         Redemption          Commissions
 Underwriter              Commissions
____________________________________________________________________________________________________________

Equity Services, Inc.         4,434,303.00             -0-              4,424,303.00             -0-

____________________________________________________________________________________________________________


Item 31.  Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectus contained in this registration statement, in the aggregate are reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Life Insurance Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 14 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 25th day of June, 2007.

                                        NATIONAL VARIABLE LIFE
                                        INSURANCE ACCOUNT (Registrant)
                                        By: NATIONAL LIFE INSURANCE COMPANY

Attest: /s/Kathy M. Trussll             By: /s/ Thomas H. MacLeay
      _____________________               _______________________

        Kathy M. Trussell                   Thomas H. MacLeay
        Assistant Secretary                 Chair, President and
                                            Chief Executive Officer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, National Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 25th day of June, 2007.

                                        NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


Attest: /s/Kathy M. Trussell            By: /s/ Thomas H. MacLeay
      ______________________              _______________________

        Kathy M. Trussell                   Thomas H. MacLeay
        Assistant Secretary                 Chair, President and
                                            Chief Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                    Title                               Date
_________                    _____                               ____

/s/ Thomas H. MacLeay        Chair(Director), President,         June 25, 2007
_____________________        Chief Executive Officer
                             (Principle Executive Officer)
Thomas H. MacLeay

/s/ Don W. Cummings          Senior Vice President- Finance      June 25, 2007
___________________          (Principle Financial &
                             Accounting Officer)
Don W. Cummings

Bruce Lisman*                Director                            June 25, 2007
E. Miles Prentice, III*      Director                            June 25, 2007
David R. Coates**            Director                            June 25, 2007
V. Louise McCarren**         Director                            June 25, 2007
Harris H. Simmons**          Director                            June 25, 2007
Deborah Ellinger**           Director                            June 25, 2007
Roger B. Porter**            Director                            June 25, 2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
** Kerry A. Jung signs this document pursuant to the power of attorney filed this Post-Effective Amendment to the Form N-6 Registration Statement for National Variable Life Insurance Account (Estate Provider- File No. 333-44723).

/s/ Kerry A. Jung
_________________

Kerry A. Jung

                                  Exhibit Index


(h)  (5)(a) Amendment No. 2 to Participation Agreement- Alger American Fund,
            National Life Insurance Company dated November 18, 1998

     (7)(a) Amendment to Participation Agreement dated May 18, 2007.

(i) (1) Administrative Services Agreement among National Life Insurance Co. and AIM Advisors, INC. dated April 30, 2004

     (2) Service Agreement among National Life Insurance Co. and Fred Alger Management, Inc. as amended through June 1, 1997

     (3) Shareholder Services Agreement as amended through May 19, 2004 among National Life Insurance Co. and American Century Investment Management

     (4) Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and Deutsche Asset Management, Inc.

     (5) Administrative Services Agreement as amended through November 8, 2000 among National Life Insurance Co. and Dreyfus Corporation

     (6) Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2000

     (7) Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective April 30, 2004

     (8) Administrative Services Agreement among Franklin Templeton Services, LLC and National Life Insurance Co. dated May 1, 2004

     (9) Services Distribution Agreement as supplemented through May 1, 2004 among National Life Insurance Co. and T. Rowe Price Investment Services, Inc.

     (10)Service Agreement as amended through October 1, 2001 among National Life Insurance Co. and Neuberger Berman Management Inc.

(r)  (a) Power of Attorney for Deborah Ellinger

     (b) Power of Attorney for Harris Simmons

     (c) Power of Attorney for V. Louise McCarren

     (d) Power of Attorney for David R. Coates

     (e) Power of Attorney for Roger B. Porter